UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-10401

 NAME OF REGISTRANT:                     Trust for Professional Managers



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 615 East Michigan Street
                                         Milwaukee, WI 53202

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Jay Fitton
                                         U.S. Bancorp Fund Services,
                                         LLC
                                         615 East Michigan Street
                                         Milwaukee, WI 53202

 REGISTRANT'S TELEPHONE NUMBER:          513-629-8104

 DATE OF FISCAL YEAR END:                02/28

 DATE OF REPORTING PERIOD:               07/01/2021 - 11/05/2021


Snow Capital Long/Short Opportunity Fund
--------------------------------------------------------------------------------------------------------------------------
 CARDINAL HEALTH, INC.                                                                       Agenda Number:  935495920
--------------------------------------------------------------------------------------------------------------------------
        Security:  14149Y108
    Meeting Type:  Annual
    Meeting Date:  05-Nov-2021
          Ticker:  CAH
            ISIN:  US14149Y1082
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    Election of Director: Carrie S. Cox                       Mgmt          For                            For

1B.    Election of Director: Bruce L. Downey                     Mgmt          For                            For

1C.    Election of Director: Sheri H. Edison                     Mgmt          For                            For

1D.    Election of Director: David C. Evans                      Mgmt          For                            For

1E.    Election of Director: Patricia A. Hemingway               Mgmt          For                            For
       Hall

1F.    Election of Director: Akhil Johri                         Mgmt          For                            For

1G.    Election of Director: Michael C. Kaufmann                 Mgmt          For                            For

1H.    Election of Director: Gregory B. Kenny                    Mgmt          For                            For

1I.    Election of Director: Nancy Killefer                      Mgmt          For                            For

1J.    Election of Director: Dean A. Scarborough                 Mgmt          For                            For

1K.    Election of Director: John H. Weiland                     Mgmt          For                            For

2.     To ratify the appointment of Ernst & Young                Mgmt          For                            For
       LLP as our independent auditor for the
       fiscal year ending June 30, 2022.

3.     To approve, on a non-binding advisory                     Mgmt          For                            For
       basis, the compensation of our named
       executive officers.

4.     To approve the Cardinal Health, Inc. 2021                 Mgmt          For                            For
       Long-Term Incentive Plan.

5.     To approve an amendment to our Restated                   Mgmt          For                            For
       Code of Regulations to reduce the share
       ownership threshold for calling a special
       meeting of shareholders.

6.     Shareholder proposal to adopt a policy that               Shr           Against                        For
       the chairman of the board be an independent
       director, if properly presented.




--------------------------------------------------------------------------------------------------------------------------
 CHECK POINT SOFTWARE TECHNOLOGIES LTD.                                                      Agenda Number:  935473380
--------------------------------------------------------------------------------------------------------------------------
        Security:  M22465104
    Meeting Type:  Annual
    Meeting Date:  10-Aug-2021
          Ticker:  CHKP
            ISIN:  IL0010824113
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    Election of Director: Gil Shwed                           Mgmt          For                            For

1B.    Election of Director: Jerry Ungerman                      Mgmt          For                            For

1C.    Election of Director: Rupal Hollenbeck                    Mgmt          For                            For

1D.    Election of Director: Dr. Tal Shavit                      Mgmt          For                            For

1E.    Election of Director: Eyal Waldman                        Mgmt          For                            For

1F.    Election of Director: Shai Weiss                          Mgmt          For                            For

2A.    To elect Yoav Chelouche as outside director               Mgmt          For                            For
       for an additional three-year term.

2B.    To elect Guy Gecht as outside director for                Mgmt          For                            For
       an additional three- year term.

3.     To set the size of the Board of Directors                 Mgmt          For                            For
       at nine members in accordance with our
       Articles of Association.

4.     To ratify the appointment and compensation                Mgmt          For                            For
       of Kost, Forer, Gabbay & Kasierer, a member
       of Ernst & Young Global, as our independent
       registered public accounting firm for 2021.

5.     To approve compensation to Check Point's                  Mgmt          For                            For
       Chief Executive Officer.

6A.    The undersigned is not a controlling                      Mgmt          For
       shareholder and does not have a personal
       interest in item 2. Mark "for" = yes or
       "against" = no.

6B.    The undersigned is not a controlling                      Mgmt          For
       shareholder and does not have a personal
       interest in item 5. Mark "for" = yes or
       "against" = no.




--------------------------------------------------------------------------------------------------------------------------
 CIMAREX ENERGY CO.                                                                          Agenda Number:  935490603
--------------------------------------------------------------------------------------------------------------------------
        Security:  171798101
    Meeting Type:  Special
    Meeting Date:  29-Sep-2021
          Ticker:  XEC
            ISIN:  US1717981013
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To adopt the Agreement and Plan of Merger,                Mgmt          For                            For
       dated as of May 23, 2021, as amended on
       June 29, 2021 (as it may be further amended
       from time to time, the "merger agreement"),
       among Cabot Oil & Gas Corporation
       ("Cabot"), Double C Merger Sub, Inc.
       ("Merger Sub") and Cimarex Energy Co.
       ("Cimarex"), providing for the acquisition
       of Cimarex by Cabot pursuant to a merger
       between Merger Sub, a wholly owned
       subsidiary of Cabot, and Cimarex (the
       "merger").

2.     To adopt an amendment to Cimarex's Amended                Mgmt          For                            For
       and Restated Certificate of Incorporation
       relating to Cimarex's 8 1/8% Series A
       Cumulative Perpetual Convertible Preferred
       Stock, par value $0.01 per share ("Cimarex
       preferred stock"), that would give the
       holders of Cimarex preferred stock the
       right to vote with the holders of Cimarex
       common stock as a single class on all
       matters submitted to a vote of such holders
       of Cimarex common stock, to become
       effective no later than immediately prior
       to consummation of the merger.

3.     To approve, by a non-binding advisory vote,               Mgmt          For                            For
       certain compensation that may be paid or
       become payable to Cimarex's named executive
       officers that is based on or otherwise
       relates to the merger contemplated by the
       merger agreement.




--------------------------------------------------------------------------------------------------------------------------
 NETAPP, INC                                                                                 Agenda Number:  935476918
--------------------------------------------------------------------------------------------------------------------------
        Security:  64110D104
    Meeting Type:  Annual
    Meeting Date:  10-Sep-2021
          Ticker:  NTAP
            ISIN:  US64110D1046
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    Election of Director: T. Michael Nevens                   Mgmt          For                            For

1B.    Election of Director: Deepak Ahuja                        Mgmt          For                            For

1C.    Election of Director: Gerald Held                         Mgmt          For                            For

1D.    Election of Director: Kathryn M. Hill                     Mgmt          For                            For

1E.    Election of Director: Deborah L. Kerr                     Mgmt          For                            For

1F.    Election of Director: George Kurian                       Mgmt          For                            For

1G.    Election of Director: Carrie Palin                        Mgmt          For                            For

1H.    Election of Director: Scott F. Schenkel                   Mgmt          For                            For

1I.    Election of Director: George T. Shaheen                   Mgmt          For                            For

2.     To hold an advisory vote to approve Named                 Mgmt          For                            For
       Executive Officer compensation.

3.     To ratify the appointment of Deloitte &                   Mgmt          For                            For
       Touche LLP as NetApp's independent
       registered public accounting firm for the
       fiscal year ending April 29, 2022.

4.     To approve the NetApp, Inc. 2021 Equity                   Mgmt          For                            For
       Incentive Plan.

5.     To approve an amendment to NetApp's                       Mgmt          For                            For
       Employee Stock Purchase Plan to increase
       the share reserve by an additional
       3,000,000 shares of common stock.

6.     To approve a management Proposal for                      Mgmt          Abstain                        Against
       Stockholder Action by Written Consent.

7.     To approve a stockholder Proposal for                     Shr           For                            Against
       Stockholder Action by Written Consent.




--------------------------------------------------------------------------------------------------------------------------
 TAPESTRY, INC.                                                                              Agenda Number:  935497481
--------------------------------------------------------------------------------------------------------------------------
        Security:  876030107
    Meeting Type:  Annual
    Meeting Date:  03-Nov-2021
          Ticker:  TPR
            ISIN:  US8760301072
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    Election of Director: John P. Bilbrey                     Mgmt          For                            For

1B.    Election of Director: Darrell Cavens                      Mgmt          For                            For

1C.    Election of Director: Joanne Crevoiserat                  Mgmt          For                            For

1D.    Election of Director: David Denton                        Mgmt          For                            For

1E.    Election of Director: Johanna (Hanneke)                   Mgmt          For                            For
       Faber

1F.    Election of Director: Anne Gates                          Mgmt          For                            For

1G.    Election of Director: Thomas Greco                        Mgmt          For                            For

1H.    Election of Director: Pamela Lifford                      Mgmt          For                            For

1I.    Election of Director: Annabelle Yu Long                   Mgmt          For                            For

1J.    Election of Director: Ivan Menezes                        Mgmt          For                            For

2.     Ratification of the appointment of Deloitte               Mgmt          For                            For
       & Touche LLP as the Company's independent
       registered public accounting firm for the
       fiscal year ending July 2, 2022.

3.     Advisory vote to approve the Company's                    Mgmt          For                            For
       executive compensation as discussed and
       described in the proxy statement.



Snow Capital Small Cap Value Fund
--------------------------------------------------------------------------------------------------------------------------
 CIMAREX ENERGY CO.                                                                          Agenda Number:  935490603
--------------------------------------------------------------------------------------------------------------------------
        Security:  171798101
    Meeting Type:  Special
    Meeting Date:  29-Sep-2021
          Ticker:  XEC
            ISIN:  US1717981013
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To adopt the Agreement and Plan of Merger,                Mgmt          For                            For
       dated as of May 23, 2021, as amended on
       June 29, 2021 (as it may be further amended
       from time to time, the "merger agreement"),
       among Cabot Oil & Gas Corporation
       ("Cabot"), Double C Merger Sub, Inc.
       ("Merger Sub") and Cimarex Energy Co.
       ("Cimarex"), providing for the acquisition
       of Cimarex by Cabot pursuant to a merger
       between Merger Sub, a wholly owned
       subsidiary of Cabot, and Cimarex (the
       "merger").

2.     To adopt an amendment to Cimarex's Amended                Mgmt          For                            For
       and Restated Certificate of Incorporation
       relating to Cimarex's 8 1/8% Series A
       Cumulative Perpetual Convertible Preferred
       Stock, par value $0.01 per share ("Cimarex
       preferred stock"), that would give the
       holders of Cimarex preferred stock the
       right to vote with the holders of Cimarex
       common stock as a single class on all
       matters submitted to a vote of such holders
       of Cimarex common stock, to become
       effective no later than immediately prior
       to consummation of the merger.

3.     To approve, by a non-binding advisory vote,               Mgmt          For                            For
       certain compensation that may be paid or
       become payable to Cimarex's named executive
       officers that is based on or otherwise
       relates to the merger contemplated by the
       merger agreement.




--------------------------------------------------------------------------------------------------------------------------
 CO-DIAGNOSTICS, INC.                                                                        Agenda Number:  935461703
--------------------------------------------------------------------------------------------------------------------------
        Security:  189763105
    Meeting Type:  Annual
    Meeting Date:  04-Aug-2021
          Ticker:  CODX
            ISIN:  US1897631057
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Dwight H. Egan                                            Mgmt          For                            For
       Eugene Durenard                                           Mgmt          For                            For
       Edward L. Murphy                                          Mgmt          For                            For
       Richard S. Serbin                                         Mgmt          For                            For
       James B. Nelson                                           Mgmt          For                            For

2.     To approve, on an advisory basis, the                     Mgmt          For                            For
       compensation paid to the Company's named
       executive officers as described in the
       Proxy Statement.

3.     To ratify the appointment of Haynie &                     Mgmt          For                            For
       Company as our independent registered
       public accounting firm for the year ending
       December 31, 2021.




--------------------------------------------------------------------------------------------------------------------------
 FIRST MIDWEST BANCORP, INC.                                                                 Agenda Number:  935479976
--------------------------------------------------------------------------------------------------------------------------
        Security:  320867104
    Meeting Type:  Special
    Meeting Date:  15-Sep-2021
          Ticker:  FMBI
            ISIN:  US3208671046
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     A proposal to approve and adopt the                       Mgmt          For                            For
       Agreement and Plan of Merger by and between
       Old National Bancorp and First Midwest
       Bancorp, Inc. ("First Midwest"), dated as
       of May 30, 2021 (the "merger agreement")
       (the "First Midwest merger proposal").

2.     A proposal to approve, on an advisory                     Mgmt          For                            For
       (non-binding) basis, the merger-related
       compensation payments that will or may be
       paid to the named executive officers of
       First Midwest in connection with the
       transactions contemplated by the merger
       agreement (the "First Midwest compensation
       proposal").

3.     A proposal to adjourn the First Midwest                   Mgmt          For                            For
       Special Meeting of Stockholders, if
       necessary or appropriate, to solicit
       additional proxies if, immediately prior to
       such adjournment, there are not sufficient
       votes to approve the First Midwest merger
       proposal or to ensure that any supplement
       or amendment to the accompanying joint
       proxy statement/prospectus is timely
       provided to holders of First Midwest common
       stock (the "First Midwest adjournment
       proposal").




--------------------------------------------------------------------------------------------------------------------------
 LIONS GATE ENTERTAINMENT CORP.                                                              Agenda Number:  935480171
--------------------------------------------------------------------------------------------------------------------------
        Security:  535919401
    Meeting Type:  Annual
    Meeting Date:  14-Sep-2021
          Ticker:  LGFA
            ISIN:  CA5359194019
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    Election of Director: Michael Burns                       Mgmt          For                            For

1B.    Election of Director: Mignon Clyburn                      Mgmt          For                            For

1C.    Election of Director: Gordon Crawford                     Mgmt          For                            For

1D.    Election of Director: Jon Feltheimer                      Mgmt          For                            For

1E.    Election of Director: Emily Fine                          Mgmt          For                            For

1F.    Election of Director: Michael T. Fries                    Mgmt          For                            For

1G.    Election of Director: Susan McCaw                         Mgmt          For                            For

1H.    Election of Director: Yvette Ostolaza                     Mgmt          For                            For

1I.    Election of Director: Mark H. Rachesky,                   Mgmt          For                            For
       M.D.

1J.    Election of Director: Daryl Simm                          Mgmt          For                            For

1K.    Election of Director: Hardwick Simmons                    Mgmt          For                            For

2.     Appointment of Auditors: To reappoint Ernst               Mgmt          For                            For
       & Young LLP as the independent registered
       public accounting firm for the Company for
       the fiscal year ending March 31, 2022 at a
       remuneration to be determined by the Audit
       & Risk Committee. See the section entitled
       "Proposal 2: Re-Appointment of Independent
       Registered Public Accounting Firm" in the
       Notice and Proxy Statement.

3.     Advisory Vote on Executive Compensation: To               Mgmt          Against                        Against
       pass a non-binding advisory resolution to
       approve the compensation paid to the
       Company's Named Executive Officers. See the
       section entitled "Proposal 3: Advisory Vote
       to Approve Executive Compensation" in the
       Notice and Proxy Statement.

4.     Lions Gate Entertainment Corp. 2019                       Mgmt          Against                        Against
       Performance Incentive Plan: To approve an
       amendment to the Lions Gate Entertainment
       Corp. 2019 Performance Incentive Plan. See
       the section entitled "Proposal 4: Proposal
       to Approve An Amendment to Lions Gate
       Entertainment Corp. 2019 Performance
       Incentive Plan" in the Notice and Proxy
       Statement.




--------------------------------------------------------------------------------------------------------------------------
 MODINE MANUFACTURING COMPANY                                                                Agenda Number:  935466791
--------------------------------------------------------------------------------------------------------------------------
        Security:  607828100
    Meeting Type:  Annual
    Meeting Date:  22-Jul-2021
          Ticker:  MOD
            ISIN:  US6078281002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    Election of Director: Dr. Suresh V.                       Mgmt          For                            For
       Garimella

1B.    Election of Director: Mr. Christopher W.                  Mgmt          For                            For
       Patterson

1C.    Election of Director: Ms. Christine Y. Yan                Mgmt          For                            For

2.     Advisory vote to approve of the Company's                 Mgmt          For                            For
       named executive officer compensation.

3.     Ratification of the appointment of the                    Mgmt          For                            For
       Company's independent registered public
       accounting firm.




--------------------------------------------------------------------------------------------------------------------------
 SILICON MOTION TECHNOLOGY CORP.                                                             Agenda Number:  935486298
--------------------------------------------------------------------------------------------------------------------------
        Security:  82706C108
    Meeting Type:  Annual
    Meeting Date:  29-Sep-2021
          Ticker:  SIMO
            ISIN:  US82706C1080
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To re-elect Mr. Kuan-Ming Lin and Mr.                     Mgmt          For                            For
       Shii-Tyng Duann as the directors of the
       Company.

2.     To ratify the selection of Deloitte &                     Mgmt          For                            For
       Touche as independent auditors of the
       Company for the fiscal year ending on
       December 31, 2021 and authorize the
       directors to fix their remuneration.



* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Trust for Professional Managers
By (Signature)       /s/ John Buckel
Name                 John Buckel
Title                President
Date                 01/04/2022